Schedule of Lease Liability (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Current portion of lease liability	$ 19,637	$ 4,057
Long-term portion of lease liability	122,058	4,552
Lease liability	$ 141,695	$ 8,609	$ 15,324